Cover	Jun. 17, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity File Number	001-40510
Entity Registrant Name	CORNER GROWTH ACQUISITION CORP. 2
Entity Central Index Key	0001847513
Entity Tax Identification Number	98-1582723
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	251 Lytton Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	543-8180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units Each Consisting Of One Class A Ordinary Share Dollar 0. 0001 Par Value And Onethird Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	TRONU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	TRON
Security Exchange Name	NASDAQ
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of Dollar 11. 50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	TRONW
Security Exchange Name	NASDAQ